Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000132013 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132013 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132013 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132013 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132013 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132013 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132013 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132013 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132013 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132013 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132013 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000132013 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000132013 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000132013 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000132013 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132013 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000132013 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000132013 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000132013 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132013 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132013 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000132013 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000132014 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132014 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132014 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132014 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132014 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132014 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132014 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132014 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132014 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132014 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000132014 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000132014 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000132014 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000132014 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132014 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000132014 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000132014 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000132014 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132014 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132014 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000132014 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000132015 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132015 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132015 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132015 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132015 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132015 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132015 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132015 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132015 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132015 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132015 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000132015 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000132015 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000132015 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132015 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000132015 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132015 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000132015 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000132015 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000132015 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132015 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132015 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000132015 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000132016 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132016 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132016 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132016 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132016 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132016 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132016 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132016 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132016 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132016 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132016 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000132016 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000132016 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000132016 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132016 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000132016 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132016 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000132016 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000132016 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000132016 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132016 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132016 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000132016 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000132017 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132017 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132017 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132017 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132017 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132017 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132017 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132017 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132017 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132017 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132017 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000132017 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000132017 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000132017 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132017 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000132017 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132017 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000132017 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000132017 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000132017 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132017 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132017 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000132017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000132018 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132018 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132018 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132018 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132018 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132018 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132018 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132018 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132018 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132018 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132018 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000132018 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000132018 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000132018 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132018 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000132018 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132018 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000132018 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000132018 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000132018 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132018 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132018 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000132018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000132019 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132019 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132019 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132019 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132019 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132019 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132019 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132019 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132019 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132019 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132019 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000132019 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000132019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000132019 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132019 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000132019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000132019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000132019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000132019 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132019 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000132019 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000132020 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132020 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132020 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132020 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132020 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132020 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132020 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132020 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132020 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132020 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132020 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000132020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000132020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000132020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000132020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000132020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000132020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000132020 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132020 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132020 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000132020 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000132021 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132021 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132021 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132021 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132021 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132021 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132021 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132021 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132021 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132021 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132021 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000132021 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000132021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000132021 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000132021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000132021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000132021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000132021 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132021 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132021 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000132021 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002210 [Member] | Summit Materials Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002210 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002210 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002210 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002210 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002210 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002210 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002210 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002210 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002210 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002210 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002210 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000002210 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002210 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002210 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002210 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002210 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002210 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002210 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000002210 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002210 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000002210 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002215 [Member] | Summit Materials Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002215 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002215 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002215 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002215 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002215 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002215 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002215 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002215 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002215 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002215 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002215 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000002215 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002215 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002215 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002215 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002215 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002215 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002215 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000002215 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002215 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000002215 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002216 [Member] | Summit Materials Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002216 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002216 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002216 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002216 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002216 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002216 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002216 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002216 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002216 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002216 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002216 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000002216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002216 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002216 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002216 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002216 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002216 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000002216 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002216 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000002216 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002217 [Member] | Summit Materials Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002217 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002217 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002217 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002217 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002217 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002217 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002217 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002217 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002217 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002217 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002217 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000002217 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002217 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002217 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002217 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002217 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002217 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002217 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000002217 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002217 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000002217 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002219 [Member] | Summit Materials Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002219 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002219 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002219 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002219 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002219 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002219 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002219 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002219 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002219 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002219 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002219 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000002219 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002219 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002219 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002219 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002219 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002219 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002219 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000002219 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002219 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000002219 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002221 [Member] | Summit Materials Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002221 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002221 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002221 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002221 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002221 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002221 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002221 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002221 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002221 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002221 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000002221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002221 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002221 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000002221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002221 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000002221 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002222 [Member] | Summit Materials Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002222 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002222 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002222 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002222 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002222 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002222 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002222 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002222 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002222 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002222 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002222 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000002222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002222 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002222 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002222 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002222 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000002222 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002222 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000002222 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002211 [Member] | Summit Materials Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002211 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002211 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002211 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002211 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002211 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002211 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002211 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002211 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002211 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002211 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002211 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000002211 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002211 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002211 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002211 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002211 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002211 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000002211 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000002211 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002211 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000002211 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000075013 [Member] | Summit Materials Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000075013 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000075013 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000075013 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000075013 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000075013 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000075013 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000075013 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000075013 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000075013 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000075013 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000075013 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000075013 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000075013 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000075013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000075013 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000075013 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000075013 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000075013 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000075013 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000075013 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000075013 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002179 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000002179 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
C000002179 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000002179 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000002179 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002179 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000002179 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000002179 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	73.70%
C000002179 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000002182 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000002182 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
C000002182 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000002182 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000002182 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002182 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000002182 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000002182 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	73.70%
C000002182 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000002183 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000002183 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
C000002183 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000002183 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000002183 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002183 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000002183 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000002183 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	73.70%
C000002183 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000206005 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000206005 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
C000206005 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000206005 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000206005 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000206005 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000206005 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000206005 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	73.70%
C000206005 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000002184 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000002184 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
C000002184 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000002184 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000002184 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002184 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000002184 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000002184 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	73.70%
C000002184 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000002186 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000002186 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
C000002186 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000002186 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000002186 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002186 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000002186 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000002186 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	73.70%
C000002186 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000002187 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000002187 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
C000002187 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000002187 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000002187 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002187 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000002187 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000002187 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	73.70%
C000002187 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000002188 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000002188 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
C000002188 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000002188 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000002188 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002188 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000002188 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000002188 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	73.70%
C000002188 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000206004 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000206004 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
C000206004 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000206004 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000206004 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000206004 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000206004 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000206004 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	73.70%
C000206004 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000002223 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002223 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002223 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002223 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002223 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002223 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002223 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002223 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002223 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002223 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002223 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000002223 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%
C000002223 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002223 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002223 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002223 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002223 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002223 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002223 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.10%
C000002223 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002223 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002223 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002228 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002228 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002228 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002228 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002228 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002228 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002228 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002228 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002228 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002228 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002228 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000002228 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%
C000002228 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002228 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002228 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002228 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002228 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002228 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002228 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.10%
C000002228 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002228 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002228 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002229 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002229 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002229 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002229 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002229 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002229 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002229 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002229 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002229 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002229 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002229 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000002229 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%
C000002229 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002229 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002229 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002229 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002229 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002229 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002229 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.10%
C000002229 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002229 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002229 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002230 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002230 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002230 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002230 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002230 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002230 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002230 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002230 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002230 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002230 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002230 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000002230 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%
C000002230 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002230 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002230 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002230 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002230 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002230 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002230 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.10%
C000002230 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002230 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002230 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002232 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002232 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002232 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002232 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002232 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002232 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002232 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002232 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002232 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002232 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002232 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000002232 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%
C000002232 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002232 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002232 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002232 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002232 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002232 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002232 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.10%
C000002232 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002232 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002234 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002234 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002234 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002234 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002234 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002234 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002234 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002234 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002234 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002234 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002234 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000002234 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%
C000002234 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002234 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002234 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002234 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002234 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002234 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002234 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.10%
C000002234 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002234 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002234 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002235 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002235 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002235 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002235 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002235 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002235 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002235 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002235 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002235 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002235 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002235 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000002235 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%
C000002235 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002235 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002235 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002235 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002235 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002235 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002235 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.10%
C000002235 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002235 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002235 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002190 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002190 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002190 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002190 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002190 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002190 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002190 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002190 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002190 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002190 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002190 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002190 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002190 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002190 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002190 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000002190 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002190 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002190 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002190 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000002190 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000002190 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000002192 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002192 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002192 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002192 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002192 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002192 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002192 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002192 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002192 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002192 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002192 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002192 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002192 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002192 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002192 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000002192 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002192 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002192 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002192 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000002192 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000002192 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000002193 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002193 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002193 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002193 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002193 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002193 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002193 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002193 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002193 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002193 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002193 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002193 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002193 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002193 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002193 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000002193 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002193 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002193 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002193 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000002193 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000002193 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000002194 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002194 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002194 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002194 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002194 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002194 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002194 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002194 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002194 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002194 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002194 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002194 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002194 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002194 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002194 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000002194 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002194 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002194 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002194 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000002194 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000002194 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000002196 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002196 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002196 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002196 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002196 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002196 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002196 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002196 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002196 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002196 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002196 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002196 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002196 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002196 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002196 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000002196 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002196 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002196 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002196 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000002196 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000002196 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000002198 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002198 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002198 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002198 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002198 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002198 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002198 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002198 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002198 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002198 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002198 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002198 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002198 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002198 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002198 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000002198 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002198 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002198 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002198 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000002198 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000002198 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000002199 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002199 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002199 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002199 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002199 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002199 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002199 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002199 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002199 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002199 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002199 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002199 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002199 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000002199 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002199 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002199 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002199 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000002199 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000002199 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000002191 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002191 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002191 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002191 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002191 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002191 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002191 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002191 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002191 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002191 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002191 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002191 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002191 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002191 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002191 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000002191 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002191 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002191 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002191 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000002191 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000002191 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000124424 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000124424 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000124424 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000124424 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000124424 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000124424 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000124424 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000124424 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124424 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000124424 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000124424 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000124424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000124424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000124424 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000124424 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000124424 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000124424 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124424 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000124424 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000124424 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000124424 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000002224 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002224 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002224 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002224 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002224 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002224 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002224 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002224 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002224 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002224 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002224 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000002224 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%
C000002224 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002224 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002224 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002224 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002224 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002224 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002224 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.10%
C000002224 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002224 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002224 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000034436 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034436 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034436 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000034436 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000034436 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034436 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034436 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034436 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034436 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034436 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034436 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000034436 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%
C000034436 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.80%
C000034436 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.60%
C000034436 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.70%
C000034436 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.60%
C000034436 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.30%
C000034436 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034436 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.10%
C000034436 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000034436 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000034436 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002259 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002259 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002259 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002259 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002259 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002259 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002259 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002259 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002259 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002259 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002259 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002259 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000002259 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002259 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002259 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000002259 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000002259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002259 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002259 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002259 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002259 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002264 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002264 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002264 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002264 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002264 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002264 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002264 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002264 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002264 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002264 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002264 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002264 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000002264 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002264 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002264 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002264 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002264 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000002264 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000002264 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002264 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002264 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002264 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002264 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002265 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002265 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002265 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002265 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002265 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002265 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002265 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002265 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002265 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002265 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002265 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002265 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000002265 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002265 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002265 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002265 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002265 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000002265 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000002265 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002265 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002265 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002265 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002265 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002266 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002266 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002266 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002266 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002266 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002266 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002266 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002266 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002266 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002266 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002266 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002266 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000002266 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002266 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002266 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002266 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002266 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000002266 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000002266 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002266 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002266 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002266 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002266 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002268 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002268 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002268 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002268 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002268 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002268 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002268 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002268 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002268 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002268 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002268 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002268 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000002268 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002268 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002268 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002268 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002268 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000002268 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000002268 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002268 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002268 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002268 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002268 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002270 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002270 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002270 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002270 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002270 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002270 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002270 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002270 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002270 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002270 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002270 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002270 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000002270 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002270 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002270 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002270 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002270 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000002270 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000002270 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002270 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002270 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002270 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002270 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002271 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002271 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002271 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002271 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002271 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002271 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002271 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002271 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002271 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002271 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002271 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000002271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002271 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000002271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000002271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002271 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002271 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002271 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002260 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002260 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002260 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002260 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002260 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002260 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002260 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002260 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002260 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002260 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002260 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002260 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000002260 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002260 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002260 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002260 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002260 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000002260 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000002260 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000002260 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002260 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002260 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002260 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033014 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033014 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033014 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000033014 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033014 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000033014 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033014 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033014 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033014 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000033014 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000033014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000033014 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000033014 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000033014 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000033014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033014 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000033014 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000033014 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000033014 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000033014 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033014 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000033014 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000033014 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002249 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002249 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002249 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002249 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002249 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002249 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000002249 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002249 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002249 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002249 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002249 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000002249 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000002249 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000002249 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002249 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002249 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000002249 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002251 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002251 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002251 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002251 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002251 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002251 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000002251 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002251 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002251 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002251 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002251 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000002251 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000002251 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000002251 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002251 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002251 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000002251 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002252 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002252 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002252 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002252 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002252 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002252 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000002252 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002252 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002252 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002252 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002252 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000002252 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000002252 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000002252 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002252 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002252 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000002252 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002253 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002253 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002253 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002253 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002253 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002253 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000002253 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002253 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002253 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002253 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002253 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000002253 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000002253 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000002253 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002253 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002253 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000002253 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002255 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002255 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002255 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002255 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002255 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002255 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000002255 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002255 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002255 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002255 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002255 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000002255 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000002255 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000002255 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002255 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002255 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000002255 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002257 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002257 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002257 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002257 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002257 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002257 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000002257 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002257 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002257 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002257 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002257 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000002257 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000002257 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000002257 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002257 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002257 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000002257 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002258 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002258 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002258 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002258 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002258 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002258 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000002258 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002258 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002258 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002258 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002258 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000002258 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000002258 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000002258 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002258 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002258 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000002258 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002250 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002250 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002250 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002250 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002250 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002250 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000002250 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002250 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002250 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002250 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002250 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000002250 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000002250 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000002250 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002250 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002250 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000002250 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000124425 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000124425 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000124425 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000124425 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000124425 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000124425 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000124425 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000124425 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000124425 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000124425 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000124425 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000124425 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000124425 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000124425 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000124425 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000124425 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000124425 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000132022 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132022 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132022 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132022 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132022 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132022 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132022 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132022 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132022 [Member] | Jollibee Foods Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132022 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132022 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000132022 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000132022 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132022 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.60%
C000132022 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132022 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132022 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132022 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000132022 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132022 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.20%
C000132022 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132022 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132023 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132023 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132023 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132023 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132023 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132023 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132023 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132023 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132023 [Member] | Jollibee Foods Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132023 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132023 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000132023 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000132023 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132023 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.60%
C000132023 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132023 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132023 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132023 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000132023 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132023 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.20%
C000132023 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132023 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132024 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132024 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132024 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132024 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132024 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132024 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132024 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132024 [Member] | Jollibee Foods Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132024 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132024 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000132024 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000132024 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132024 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.60%
C000132024 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132024 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132024 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132024 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000132024 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132024 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.20%
C000132024 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132024 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132025 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132025 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132025 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132025 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132025 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132025 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132025 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132025 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132025 [Member] | Jollibee Foods Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132025 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132025 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000132025 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000132025 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132025 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.60%
C000132025 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132025 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132025 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132025 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000132025 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132025 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.20%
C000132025 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132025 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132026 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132026 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132026 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132026 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132026 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132026 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132026 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132026 [Member] | Jollibee Foods Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132026 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132026 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000132026 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000132026 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132026 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.60%
C000132026 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132026 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132026 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132026 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000132026 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132026 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.20%
C000132026 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132026 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132027 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132027 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132027 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132027 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132027 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132027 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132027 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132027 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132027 [Member] | Jollibee Foods Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132027 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132027 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000132027 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000132027 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132027 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.60%
C000132027 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132027 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132027 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132027 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000132027 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132027 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.20%
C000132027 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132027 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132028 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132028 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132028 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132028 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132028 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132028 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132028 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132028 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132028 [Member] | Jollibee Foods Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132028 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132028 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000132028 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000132028 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132028 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.60%
C000132028 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132028 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132028 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132028 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000132028 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132028 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.20%
C000132028 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132028 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132029 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132029 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132029 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132029 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132029 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132029 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132029 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132029 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132029 [Member] | Jollibee Foods Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132029 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132029 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000132029 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000132029 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132029 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.60%
C000132029 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132029 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132029 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132029 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000132029 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132029 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.20%
C000132029 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132029 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132030 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132030 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132030 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132030 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132030 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132030 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132030 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132030 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132030 [Member] | Jollibee Foods Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132030 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132030 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000132030 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000132030 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132030 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.60%
C000132030 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132030 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132030 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132030 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000132030 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132030 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.20%
C000132030 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132030 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%